Summary of Significant Accounting Policies - Summary of Warranty Provision (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement In Standard And Extended Product Warranty Increase Decrease [Roll Forward]
Warranty provision, Beginning Balance	$ 2,108,012	$ 526,906	$ 610,888
Additions to provision	1,977,142	2,966,313	1,549,869
Less warranty claims	(2,653,091)	(1,385,207)	(1,633,851)
Warranty provision, Ending Balance	$ 1,432,063	$ 2,108,012	$ 526,906